ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2025
Trade and other payables [abstract]
Disclosure of detailed information about accounts payable [Table Text Block]
As at	August 31, 2025	August 31, 2024

Trade Payables	$284	$454
Accruals and other	326	404
Waterberg partner advances	174	47
Total	$784	$905